Financing Activities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 contracts		Dec. 31, 2011 contracts
Loan and finance lease receivables modified as TDRs
Number of Contracts	199		125
Pre-TDR Outstanding Recorded Investment	$ 284		$ 184
Post-TDR Outstanding Recorded Investment	284		184
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	67		70
Post-TDR Recorded Investment	26		101
Additional investments not recorded	24		15
Remaining commitments	1
Customer | North America
Loan and finance lease receivables modified as TDRs
Number of Contracts	98		71
Pre-TDR Outstanding Recorded Investment	15		13
Post-TDR Outstanding Recorded Investment	15		13
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	49		48
Post-TDR Recorded Investment	4		26
Customer | Europe
Loan and finance lease receivables modified as TDRs
Number of Contracts	21		7
Pre-TDR Outstanding Recorded Investment	8		44	[1]
Post-TDR Outstanding Recorded Investment	8		44	[1]
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	0		1
Post-TDR Recorded Investment	0		1
Customer | Asia/Pacific
Loan and finance lease receivables modified as TDRs
Number of Contracts	12		0
Pre-TDR Outstanding Recorded Investment	3		0
Post-TDR Outstanding Recorded Investment	3		0
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	2		0
Post-TDR Recorded Investment	1		0
Customer | Mining
Loan and finance lease receivables modified as TDRs
Number of Contracts	0		0
Pre-TDR Outstanding Recorded Investment	0		0
Post-TDR Outstanding Recorded Investment	0		0
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	0		0
Post-TDR Recorded Investment	0		0
Customer | Latin America
Loan and finance lease receivables modified as TDRs
Number of Contracts	41		12
Pre-TDR Outstanding Recorded Investment	5		10
Post-TDR Outstanding Recorded Investment	5		10
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	0		7
Post-TDR Recorded Investment	0		4
Customer | Caterpillar Power Finance
Loan and finance lease receivables modified as TDRs
Number of Contracts	27		35
Pre-TDR Outstanding Recorded Investment	253	[2]	117	[3]
Post-TDR Outstanding Recorded Investment	253	[2]	117	[3]
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	16		14
Post-TDR Recorded Investment	$ 21	[4]	$ 70	[5]
Dealer
Loan and finance lease receivables modified as TDRs
Number of Contracts	0		0
Caterpillar Purchased Receivables
Loan and finance lease receivables modified as TDRs
Number of Contracts	0		0

[1]	One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.
[2]	Ten customers comprise $248 million of the $253 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2012.
[3]	Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.
[4]	Two customers comprise $19 million of the $21 million post-TDR recorded investment for the year ended December 31, 2012.
[5]	Two customers comprise $65 million of the $70 million post-TDR recorded investment for the year ended December 31, 2011.